Transactions with non interesting - Non controlling interests and the impact (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Total impact of transactions with non-controlling interests	¥ (3,361)
Reserves
Total impact of transactions with non-controlling interests	(2,613)
Non-controlling interests
Total impact of transactions with non-controlling interests	(748)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Acquisition of additional interests in subsidiaries	(750)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd. | Reserves
Acquisition of additional interests in subsidiaries	(224)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(526)
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
Acquisition of additional interests in subsidiaries	(2,760)
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	2,054
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(4,814)
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	86
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(86)
Yantai Pengai Jiayan
Acquisition of additional interests in subsidiaries	(300)
Yantai Pengai Jiayan | Reserves
Acquisition of additional interests in subsidiaries	288
Yantai Pengai Jiayan | Non-controlling interests
Acquisition of additional interests in subsidiaries	¥ (588)